NOTES RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Notes receivable
Notes receivable	¥ 58,617	¥ 78,827		$ 8,382
Amount of credit loss recognized	0	0	¥ 0
Borrowings
Notes receivable
Notes receivable	58,617	78,827
Pledged as collateral | Notes receivable pledged
Notes receivable
Notes receivable	¥ 48,168	¥ 37,904